Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 02, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (2,3)	Total Shareholder Return (4)	Peer Group Total Shareholder Return (4)	Net Income (5)	Adjusted EBITDA (5)
2025	$12,863,479	$13,160,136	$4,741,021	$4,380,021	$140.38	$120.57	$65,945,000	$1,988,262,000
2024	$7,720,095	$5,649,801	$3,178,467	$1,754,418	$126.35	$137.18	$904,076,000	$1,996,502,000
2023	$11,398,274	$3,805,187	$4,338,802	$1,321,789	$141.98	$145.65	$1,316,524,000	$2,157,346,000
2022	$10,376,689	$15,946,550	$3,320,601	$4,142,383	$177.86	$125.91	$1,182,701,000	$1,999,329,000
2021	$11,810,704	$15,494,036	$3,186,456	$4,128,860	$140.24	$190.36	$898,790,000	$1,681,515,000

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote	Mr. Stengel served as the Company's principal executive officer ("PEO") beginning June 3, 2024 and for the entirety of 2025. Mr. Donahue was our principal executive officer for the years ended 2021, 2022, and 2023.The dollar amounts reported in the column reflect the average amounts of total compensation reported for our non-PEO NEOs for each corresponding year in the “Total” column of the Summary Compensation Table.
a.In 2025, our other named executive officers included Bert Nappier, Executive Vice President and Chief Financial Officer, Naveen Krishna, Executive Vice President and Chief Information and Digital Officer, Alain Masse, President, North America Automotive and James Howe, President, Motion. Alain Masse was appointed as President, North America Automotive, effective August 1, 2025.
b.In 2024, our other named executive officers included Bert Nappier, Executive Vice President and Chief Financial Officer, Randall Breaux, GPC Group President - North America, Naveen Krishna, Executive Vice President and Chief Information and Digital Officer, Christopher Galla, Senior Vice President & General Counsel & Corporate Secretary, and James Neill, (Former) Executive Vice President & Chief Human Resources Officer. Mr. Neill retired as Executive Vice President & Chief Human Resources Officer, effective April 30, 2024.
c.In 2023, our other named executive officers included William Stengel, President, Bert Nappier, Executive Vice President and Chief Financial Officer, Randall Breaux, GPC Group President - North America, Kevin Herron, (Former) President of the U.S. Automotive Group, and James Neill, Executive Vice President & Chief Human Resources Officer. Mr. Herron retired as President, U.S. Automotive Group, effective July 31, 2023.
d.In 2022, our other named executive officers included William Stengel, President, Bert Nappier, Executive Vice President and Chief Financial Officer, Carol Yancey, (Former) Executive Vice President and Chief Financial Officer, Kevin Herron President of the U.S. Automotive Group, and Randall Breaux, President of Motion Industries. Carol Yancey retired as Executive Vice President and Chief Financial Officer effective May 2, 2022. Bert Nappier joined the Company in February 2022 and became Executive Vice President and Chief Financial Officer effective May 2, 2022.
			e.In 2021, our other named executive officers included William Stengel, President, Carol Yancey, Executive Vice President and Chief Financial Officer, Kevin Herron President of the U.S. Automotive Group, and Randall Breaux, President of Motion Industries.
Peer Group Issuers, Footnote			The peer group reflects the peer group composite index used in the Stock Performance Graph included in our Annual Report. In constructing this peer group, the Company used the shareholder returns of various publicly held companies (weighted in accordance with each company’s stock market capitalization and including reinvestment of dividends) that compete with the Company in its two industry segments: automotive parts and industrial parts (each group of companies included in the peer group as competing with the Company in a separate industry segment). Included in the automotive parts peer group are those companies making up the Dow Jones U.S. Auto Parts Index (the Company is a member of such industry group, and its individual shareholder return was included when calculating the peer group results). Included in the industrial parts peer group are Applied Industrial Technologies, Inc., Fastenal Company, and W.W. Grainger, Inc. In determining the total peer group, each industry segment was weighted to reflect the Company’s annual net sales in each industry segment.
PEO Total Compensation Amount			$ 12,863,479	$ 7,720,095	$ 11,398,274	$ 10,376,689	$ 11,810,704
PEO Actually Paid Compensation Amount			$ 13,160,136	5,649,801	3,805,187	15,946,550	15,494,036
Adjustment To PEO Compensation, Footnote

	2025	2024	2023	2022	2021
Summary Compensation Table ("SCT") Total	$12,863,479	$7,720,095	$11,398,274	$10,376,689	$11,810,704
Deduct: Grant Date Fair Value of Stock Awards Grants in Fiscal Year and Change in Pension Value and Non-Qualified Deferred Compensation Earnings	10,189,996	5,651,376	8,170,882	6,000,061	7,436,871
Add: Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in current year	175,166	121,937	—	—	119,764
Add: Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	9,834,302	4,139,504	5,331,602	8,011,348	6,196,847
Add: Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	401,733	(1,099,565)	(4,587,522)	3,906,218	4,030,406
Add: Fair Value of Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	—	—	—	—	—
Add: Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	75,452	419,206	(166,285)	(347,644)	773,186
Subtract: Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	—
Compensation Actually Paid to PEO	$13,160,136	$5,649,801	$3,805,187	$15,946,550	$15,494,036

Non-PEO NEO Average Total Compensation Amount			$ 4,741,021	3,178,467	4,338,802	3,320,601	3,186,456
Non-PEO NEO Average Compensation Actually Paid Amount			$ 4,380,021	1,754,418	1,321,789	4,142,383	4,128,860
Adjustment to Non-PEO NEO Compensation Footnote

	2025	2024	2023	2022	2021
Summary Compensation Table ("SCT") Total	$4,741,021	$3,178,467	$4,338,802	$3,320,601	$3,186,456
Deduct: Grant Date Fair Value of Stock Awards Grants in Fiscal Year and Change in Pension Value and Non-Qualified Deferred Compensation Earnings	3,394,210	1,541,015	3,023,325	1,679,840	1,502,001
Add: Pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in current year	16,800	90,563	85,059	75,040	86,731
Add: Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	2,841,766	963,389	1,247,679	2,227,905	1,410,865
Add: Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	132,590	(470,828)	(937,283)	672,626	806,432
Add: Fair Value of Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	—	—	—	—	—
Add: Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	42,054	88,404	(23,551)	(47,382)	140,377
Subtract: Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	(554,562)	(365,592)	(426,567)	—
Average Compensation Actually Paid to Non-PEO NEOs	$4,380,021	$1,754,418	$1,321,789	$4,142,383	$4,128,860

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount			$ 140.38	126.35	141.98	177.86	140.24
Peer Group Total Shareholder Return Amount			120.57	137.18	145.65	125.91	190.36
Net Income (Loss)			$ 65,945,000	$ 904,076,000	$ 1,316,524,000	$ 1,182,701,000	$ 898,790,000
Company Selected Measure Amount			1,988,262,000	1,996,502,000	2,157,346,000	1,999,329,000	1,681,515,000
PEO Name	Mr. Donahue	Mr. Stengel	Mr. Stengel		Mr. Donahue	Mr. Donahue	Mr. Donahue
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. The following table sets forth information regarding compensation for our principal executive officer and average compensation related to our other named executive officers versus our Company performance for the past four years.
Total shareholder return assumes that $100 was invested on the measurement date in Genuine Parts Company common stock and the peer group as set forth below. The measurement date is established by the market close on the last trading day before the beginning of the Company's fifth preceding fiscal year. This shareholder return assumes reinvestment of all dividends.Reflects net income as shown in the Company’s Annual Report on Form 10-K for the years ended December 31, 2025, 2024, 2023, 2022 and 2021.
Financial Performance Measures
As described in detail in the “Compensation Discussion and Analysis,” the Company’s executive compensation program consists of several compensation elements reflecting the Company’s pay-for-performance philosophy, including equity compensation which is directly tied to the returns experienced by our shareholders.
The most important financial performance measures used to link compensation actually paid to the Company’s named executive officers with the Company’s performance for 2025 are as follows:
•Total Shareholder Return
•Adjusted Earnings per Share ("EPS")
•Net Sales
•Working Capital
Analysis of the Information Presented in the Pay versus Performance Table
As described in more detail in the section “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
The charts below reflect the relationship among compensation actually paid compared to the Company's total shareholder return and peer group total shareholder return, net income, and adjusted EBITDA over the past five fiscal years. Compensation actually paid reflects the value of outstanding performance-based grants at specified fiscal year ends and does not have a direct comparison to performance trends.

Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description			Adjusted EBITDA, our Company-selected measure, is a non-GAAP measure. Adjusted EBITDA represents our net income before interest expense, net, income taxes and depreciation and amortization, adjusted to eliminate gain on sales of real estate, gain on insurance proceeds, product liability adjustment, and transaction and other costs.
Measure:: 2
Pay vs Performance Disclosure
Name			Total Shareholder Return
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted Earnings per Share ("EPS")
Measure:: 4
Pay vs Performance Disclosure
Name			Net Sales
Measure:: 5
Pay vs Performance Disclosure
Name			Working Capital
Mr. Stengel [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 12,863,479
PEO Actually Paid Compensation Amount			13,160,136
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 121,937	$ 0	$ 0	$ 119,764
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,139,504	5,331,602	8,011,348	6,196,847
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,099,565)	(4,587,522)	3,906,218	4,030,406
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				419,206	(166,285)	(347,644)	773,186
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0	0
PEO | Grant Date Fair Value of Stock Awards Grants in Fiscal Year and Change in Pension Value and Non-Qualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(5,651,376)	(8,170,882)	(6,000,061)	(7,436,871)
PEO | Mr. Stengel [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			175,166
PEO | Mr. Stengel [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,834,302
PEO | Mr. Stengel [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			401,733
PEO | Mr. Stengel [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Stengel [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			75,452
PEO | Mr. Stengel [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Stengel [Member] | Grant Date Fair Value of Stock Awards Grants in Fiscal Year and Change in Pension Value and Non-Qualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(10,189,996)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			16,800	90,563	85,059	75,040	86,731
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,841,766	963,389	1,247,679	2,227,905	1,410,865
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			132,590	(470,828)	(937,283)	672,626	806,432
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			42,054	88,404	(23,551)	(47,382)	140,377
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(554,562)	(365,592)	(426,567)	0
Non-PEO NEO | Grant Date Fair Value of Stock Awards Grants in Fiscal Year and Change in Pension Value and Non-Qualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (3,394,210)	$ (1,541,015)	$ (3,023,325)	$ (1,679,840)	$ (1,502,001)